                       SUPPLEMENT DATED SEPTEMBER 19, 2001

                                     TO THE

               PROSPECTUS FOR THE KENT FUNDS DATED APRIL 30, 2001

                                     AND THE

         PROSPECTUS FOR THE LYON STREET INSTITUTIONAL MONEY MARKET FUND
                              DATED APRIL 30, 2001


Effective September 18, 2001, each of the Kent Funds has resumed normal trading hours as disclosed in the prospectus for the Fund.


THIS INFORMATION SUPPLEMENTS THE PROSPECTUS FOR THE KENT FUNDS DATED APRIL 30, 2001 AND THE PROSPECTUS FOR THE LYON STREET INSTITUTIONAL MONEY MARKET FUND DATED APRIL 30, 2001. THIS SUPPLEMENT, ANY PREVIOUS SUPPLEMENT(S) AND EACH PROSPECTUS TOGETHER CONSTITUTE A CURRENT PROSPECTUS.



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE